Offsets	Jul. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Apr. 08, 2024
Fee Offset Claimed	$ 530.98
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock and Common Stock Underlying Pre-Funded Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Apr. 08, 2024
Fee Offset Claimed	$ 1,697.40
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Common Stock Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Apr. 08, 2024
Fee Offset Claimed	$ 118.82
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Underwriter Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Oct. 01, 2024
Fee Offset Claimed	$ 63.25
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock and Common Stock Underlying Pre-Funded Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Oct. 01, 2024
Fee Offset Claimed	$ 63.25
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Common Stock Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 6
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Oct. 01, 2024
Fee Offset Claimed	$ 4.43
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Underwriter Warrants
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Filing Date	Apr. 08, 2024
Fee Paid with Fee Offset Source	$ 3,513.62
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Filing Date	Oct. 01, 2024
Fee Paid with Fee Offset Source	$ 130.93
Offset Note	The Registrant previously paid a registration fee of $3,644.55 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, in connection with which amendment the Registrant paid an additional registration fee of $130.93, November 12, 2024 and December 16, 2024 (as amended, the “2024 S-1”). The 2024 S-1 was not declared effective, and no securities were sold thereunder. The 2024 S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. As a result, after withdrawal of the 2024 S-1, the Registrant had an aggregate of $3,644.55 in unused filing fees previously paid by the Registrant in connection with the 2024 S-1. The Registrant filed a new Registration Statement on Form S-1 with SEC on June 20, 2025 (the “June 2025 S-1”), followed by a first amendment to the June 2025 S-1 on July 29, 2025, for which it offset $1,66.42 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended), resulting in $2,478.13 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the registrant is using $2,478.13 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the 2024 S-1 (as amended) to offset $2,478.13 of the filing fee payable in connection with this Registration Statement; as a result of such offsets, unless the June 2025 S-1 is withdrawn or certain of the fees paid in connection therewith are not used in connection therewith, the Registrant will not have any remaining unused filing fees available to be applied to future filings of the Registrant.